Capital structure and financial items - Borrowings - Reconciliation of liabilities arising from financing activities (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds	kr 11,215	kr 22,160
Additions	1,358	1,183
Disposals	(1)	0
Exchange rates	188	163
Other	3	(1)
Borrowings, beginning of the year	26,645	10,356
Borrowings, cash flows	(13,624)	(7,216)
Borrowings, end of the year	25,784	26,645
Bank loan classified as financing activities	480	358
Bank loan classified as cash and cash equivalents	0	1
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	4,129	3,672
Cash flows	(998)	(874)
Proceeds	0	0
Additions	1,358	1,183
Disposals	(1)	0
Exchange rates	43	146
Other	(2)	2
Liabilities arising from financing activities at end of period	4,529	4,129
Issued bonds
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	9,654	0
Cash flows	0	0
Proceeds	11,120	9,657
Additions	0	0
Disposals	0	0
Exchange rates	(2)	0
Other	3	(3)
Liabilities arising from financing activities at end of period	20,775	9,654
Loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	12,503	5,577
Cash flows	(12,623)	(5,577)
Proceeds	0	12,503
Additions	0	0
Disposals	0	0
Exchange rates	120	0
Other	0	0
Liabilities arising from financing activities at end of period	0	12,503
Bank overdrafts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	358	576
Cash flows	(2)	(238)
Proceeds	95	0
Additions	0	0
Disposals	0	0
Exchange rates	27	17
Other	2	3
Liabilities arising from financing activities at end of period	480	358
Liabilities arising from financing activities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	26,644	9,825
Cash flows	(13,623)	(6,689)
Proceeds	11,215	22,160
Additions	1,358	1,183
Disposals	(1)	0
Exchange rates	188	163
Other	3	2
Liabilities arising from financing activities at end of period	25,784	26,644
Bank overdrafts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash flows	(1)
Proceeds	0	0
Additions	0	0
Disposals	0	0
Exchange rates	0	0
Other	0	(3)
Borrowings, beginning of the year	1	531
Bank overdrafts, cash flows		(527)
Borrowings, end of the year	kr 0	kr 1